SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	0.00%	0.00%
Expected volatility	42.00%	40.00%
Risk-free interest rate	4.00%	4.00%
Expected life (years)	4 years	4 years
Vesting period	3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield	3.00%	3.00%
Expected volatility	47.00%	46.00%
Risk-free interest rate	4.60%	4.90%
Expected life (years)	7 years	6 years 10 months 24 days
Vesting period	4 years
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period	4 years